UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments

Prime Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 0.69%
Federal Home Loan Bank
1.860%, due 08/14/18[1] (cost — $69,952,983)	70,000,000	69,951,720

Time deposits — 7.28%
Banking-non-US — 7.28%
ABN Amro Funding USA LLC
1.900%, due 08/01/18	180,000,000	180,000,000
Credit Agricole Corporate & Investment Bank
1.870%, due 08/01/18	53,000,000	53,000,000
DnB NOR Bank ASA
1.880%, due 08/01/18	100,000,000	100,000,000
Industrial & Commercial Bank of China Ltd.
1.920%, due 08/01/18	200,000,000	200,000,000
Natixis
1.900%, due 08/01/18	50,000,000	50,000,000
Skandinaviska Enskilda Banken AB
1.880%, due 08/01/18	150,000,000	150,000,000

Total time deposits (cost — $733,000,000)		733,000,000

Certificates of deposit — 21.06%
Banking-non-US — 20.38%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.439%, due 08/01/18[2]	40,000,000	39,999,976
3 mo. USD LIBOR + 0.180%, 2.516%, due 10/03/18[2]	40,000,000	40,021,595
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.367%, due 08/07/18[2]	38,000,000	38,016,265
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.160%, 2.239%, due 08/17/18[2]	15,000,000	15,001,737
1 mo. USD LIBOR + 0.170%, 2.267%, due 08/07/18[2]	50,000,000	50,000,009
1 mo. USD LIBOR + 0.220%, 2.302%, due 08/20/18[2]	48,000,000	47,999,211
3 mo. USD LIBOR + 0.200%, 2.526%, due 09/12/18[2]	38,000,000	38,027,506
DNB Bank ASA
1 mo. USD LIBOR + 0.260%, 2.332%, due 08/30/18[2]	35,000,000	35,014,290

Prime Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (continued)
Banking-non-US — (continued)
KBC Bank NV
1.920%, due 08/02/18	185,000,000	184,999,737
Mitsubishi UFJ Trust & Banking Corp.
2.320%, due 09/13/18	90,000,000	90,027,484
Mizuho Bank Ltd.
2.060%, due 08/06/18	77,000,000	77,001,170
MUFG Bank Ltd.
2.310%, due 10/23/18	115,000,000	115,023,607
Nordea Bank AB
3 mo. USD LIBOR + 0.070%, 2.401%, due 08/21/18[2]	42,000,000	41,989,878
3 mo. USD LIBOR + 0.200%, 2.541%, due 09/17/18[2]	46,000,000	46,050,755
Norinchukin Bank Ltd.
1.930%, due 08/02/18	130,000,000	129,999,953
1.930%, due 08/07/18	70,000,000	70,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.180%, 2.249%, due 08/24/18[2]	50,000,000	49,997,694
1 mo. USD LIBOR + 0.270%, 2.342%, due 08/14/18[2]	40,000,000	40,015,924
1 mo. USD LIBOR + 0.270%, 2.344%, due 08/13/18[2]	40,000,000	40,016,112
Royal Bank of Canada
1 mo. USD LIBOR + 0.300%, 2.377%, due 08/28/18[2]	38,000,000	38,016,657
3 mo. USD LIBOR + 0.080%, 2.423%, due 10/02/18[2]	43,000,000	42,996,956
3 mo. USD LIBOR + 0.170%, 2.507%, due 10/04/18[2]	38,000,000	38,019,341
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.220%, 2.287%, due 08/08/18[2]	45,000,000	45,009,583
1 mo. USD LIBOR + 0.230%, 2.302%, due 08/14/18[2]	45,000,000	45,008,860
3 mo. USD LIBOR + 0.020%, 2.350%, due 08/16/18[2]	42,000,000	41,999,898
1 mo. USD LIBOR + 0.270%, 2.367%, due 08/07/18[2]	38,000,000	38,016,577
1 mo. USD LIBOR + 0.280%, 2.372%, due 08/01/18[2]	38,000,000	38,017,753
3 mo. USD LIBOR + 0.070%, 2.425%, due 08/13/18[2]	32,000,000	32,005,063
Sumitomo Mitsui Banking Corp.
2.260%, due 08/23/18	75,000,000	75,012,700

Prime Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
Svenska Handelsbanken
1 mo. USD LIBOR + 0.180%, 2.249%, due 08/24/18[2]	30,000,000	30,006,946
1 mo. USD LIBOR + 0.190%, 2.282%, due 08/01/18[2]	30,000,000	30,007,142
1 mo. USD LIBOR + 0.210%, 2.291%, due 08/23/18[2]	20,000,000	19,998,865
1 mo. USD LIBOR + 0.300%, 2.378%, due 08/13/18[2]	38,000,000	38,014,631
3 mo. USD LIBOR + 0.040%, 2.379%, due 10/29/18[2]	20,000,000	19,994,068
3 mo. USD LIBOR + 0.100%, 2.439%, due 10/30/18[2]	38,000,000	37,997,156
3 mo. USD LIBOR + 0.100%, 2.463%, due 08/07/18[2]	20,000,000	19,998,470
Swedbank AB
1.900%, due 08/02/18	150,000,000	149,999,737
1 mo. USD LIBOR + 0.200%, 2.269%, due 08/24/18[2]	50,000,000	49,996,387
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 2.257%, due 08/08/18[2]	25,000,000	25,001,618
1 mo. USD LIBOR + 0.180%, 2.266%, due 08/20/18[2]	9,000,000	9,000,938

		2,053,322,249

Banking-US — 0.68%
Citibank N.A.
3 mo. USD LIBOR + 0.160%, 2.486%, due 09/12/18[2]	38,000,000	38,033,996
Wells Fargo Bank N.A.
1 mo. USD LIBOR + 0.240%, 2.326%, due 08/06/18[2]	30,000,000	30,009,206

		68,043,202

Total certificates of deposit (cost — $2,121,001,319)		2,121,365,451

Commercial paper[1] — 45.70%
Asset backed-miscellaneous — 26.52%
Albion Capital Corp.
2.030%, due 08/10/18	15,000,000	14,991,858
2.100%, due 08/22/18	34,000,000	33,958,881
2.300%, due 08/15/18	57,000,000	56,953,450

Prime Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (continued)
Antalis S.A.
2.300%, due 08/09/18	25,000,000	24,987,519
2.320%, due 10/12/18	110,800,000	110,301,440
Atlantic Asset Securitization LLC
1.900%, due 08/01/18	50,000,000	49,997,319
Barton Capital LLC
1.950%, due 08/01/18	10,000,000	9,999,461
2.120%, due 09/24/18	25,000,000	24,917,195
2.150%, due 09/07/18	45,000,000	44,898,445
1 mo. USD LIBOR + 0.140%, 2.209%, due 08/24/18[2]	50,000,000	50,009,739
2.300%, due 09/06/18	43,000,000	42,905,557
2.300%, due 10/11/18	77,000,000	76,655,656
Cancara Asset Securitisation LLC
2.260%, due 08/16/18	40,500,000	40,462,848
2.280%, due 08/10/18	85,000,000	84,952,754
2.300%, due 10/05/18	33,000,000	32,865,690
Charta LLC
2.270%, due 08/13/18	38,000,000	37,972,487
2.290%, due 09/19/18	45,500,000	45,366,849
Gotham Funding Corp.
2.060%, due 08/06/18	40,000,000	39,986,907
2.290%, due 10/04/18	50,000,000	49,806,535
Liberty Street Funding LLC
2.270%, due 08/10/18	40,000,000	39,977,767
2.280%, due 10/01/18	24,000,000	23,910,679
2.280%, due 10/11/18	23,000,000	22,898,156
2.280%, due 10/12/18	25,000,000	24,887,509
2.290%, due 08/09/18	28,400,000	28,385,821
2.320%, due 11/19/18	50,000,000	49,637,400
2.340%, due 10/05/18	37,000,000	36,851,988
LMA Americas LLC
2.050%, due 08/13/18	17,000,000	16,987,888
Manhattan Asset Funding Co. LLC
1.970%, due 08/16/18	10,000,000	9,990,996
2.060%, due 08/20/18	74,624,000	74,539,011
2.150%, due 08/13/18	70,000,000	69,949,318
2.150%, due 09/14/18	50,000,000	49,867,188
2.160%, due 09/11/18	66,987,000	66,822,100
2.170%, due 09/04/18	12,000,000	11,975,792
Nieuw Amsterdam Receivables Corp.
2.120%, due 09/05/18	32,000,000	31,934,528
2.140%, due 09/06/18	75,000,000	74,842,210

Prime Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (continued)
2.150%, due 09/07/18	60,000,000	59,870,293
Old Line Funding LLC
2.210%, due 08/28/18	43,000,000	42,931,272
1 mo. USD LIBOR + 0.200%, 2.290%, due 08/03/18[2]	22,000,000	22,000,343
1 mo. USD LIBOR + 0.250%, 2.329%, due 08/20/18[2]	22,000,000	21,997,103
2.345%, due 10/04/18	25,000,000	24,902,184
1 mo. USD LIBOR + 0.260%, 2.347%, due 08/06/18[2]	25,000,000	25,003,520
1 mo. USD LIBOR + 0.260%, 2.357%, due 08/08/18[2]	20,000,000	20,007,934
2.370%, due 12/11/18	35,000,000	34,692,382
2.370%, due 12/11/18	29,000,000	28,745,117
1 mo. USD LIBOR + 0.440%, 2.512%, due 08/15/18[2]	19,500,000	19,517,082
Regency Markets No. 1 LLC
1.950%, due 08/02/18	40,000,000	39,995,620
Sheffield Receivables Corp.
2.270%, due 08/21/18	39,000,000	38,953,909
2.280%, due 08/13/18	29,000,000	28,979,003
2.300%, due 10/22/18	61,000,000	60,685,532
2.310%, due 09/10/18	89,000,000	88,791,906
2.320%, due 11/02/18	51,000,000	50,694,782
Starbird Funding Corp.
2.300%, due 10/09/18	37,500,000	37,339,073
Thunder Bay Funding LLC
2.270%, due 09/14/18	25,000,000	24,934,219
2.300%, due 09/24/18	32,000,000	31,895,622
2.310%, due 10/16/18	20,000,000	19,905,589
2.310%, due 10/25/18	29,000,000	28,845,026
2.370%, due 12/14/18	40,000,000	39,639,449
1 mo. USD LIBOR + 0.440%, 2.512%, due 08/15/18[2]	19,500,000	19,516,668
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.220%, 2.317%, due 09/04/18[2]	67,000,000	66,998,385
1 mo. USD LIBOR + 0.300%, 2.370%, due 08/28/18[2]	40,000,000	40,005,046
Victory Receivables Corp.
2.070%, due 08/13/18	40,000,000	39,971,256
2.120%, due 09/10/18	48,531,000	48,417,362
2.280%, due 08/06/18	28,250,000	28,240,795
2.300%, due 09/18/18	97,950,000	97,672,693

Prime Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (concluded)
2.300%, due 10/04/18	35,000,000	34,862,679

		2,671,460,785

Banking-non-US — 13.58%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.240%, 2.312%, due 08/16/18[2]	42,000,000	42,001,832
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.482%, due 08/20/18[2]	38,000,000	38,029,647
3 mo. USD LIBOR + 0.150%, 2.487%, due 10/04/18[2]	38,000,000	38,036,858
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 2.247%, due 08/06/18[2]	30,000,000	30,006,376
Bank of Nova Scotia
1 mo. USD LIBOR + 0.180%, 2.247%, due 08/06/18[2]	32,000,000	32,007,380
1 mo. USD LIBOR + 0.270%, 2.334%, due 08/28/18[2]	38,000,000	38,004,627
3 mo. USD LIBOR + 0.150%, 2.481%, due 08/20/18[2]	38,000,000	38,031,082
3 mo. USD LIBOR + 0.150%, 2.487%, due 10/04/18[2]	38,000,000	38,015,860
Barclays Bank PLC
1 mo. USD LIBOR + 0.300%, 2.381%, due 08/01/18[2,3]	105,000,000	105,023,473
3 mo. USD LIBOR + 0.340%, 2.703%, due 08/01/18[2,3]	42,000,000	42,004,675
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.367%, due 08/07/18[2]	42,000,000	42,010,603
China Construction Bank Corp.
1.920%, due 08/07/18	50,000,000	49,984,000
2.090%, due 08/13/18	29,000,000	28,977,715
2.100%, due 08/15/18	86,000,000	85,923,496
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 2.252%, due 08/16/18[2]	25,000,000	25,002,962
1 mo. USD LIBOR + 0.190%, 2.366%, due 08/06/18[2]	30,000,000	30,008,809
DBS Bank Ltd.
2.270%, due 09/12/18	56,000,000	55,859,534

Prime Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Banking-non-US — (concluded)
Erste Abwicklungsanstalt
2.270%, due 08/27/18	44,000,000	43,932,845
HSBC Bank PLC
3 mo. USD LIBOR + 0.170%, 2.506%, due 10/03/18[2]	40,000,000	40,019,920
Industrial & Commercial Bank of China Ltd.
2.130%, due 08/15/18	78,500,000	78,433,308
2.130%, due 08/24/18	95,000,000	94,866,684
Mitsubishi UFJ Trust & Banking Corp.
2.310%, due 09/06/18	17,500,000	17,463,093
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.304%, due 08/15/18[2]	50,000,000	50,009,519
Sumitomo Mitsui Trust Bank Ltd.
2.300%, due 10/19/18	100,000,000	99,511,111
2.330%, due 09/10/18	90,000,000	89,792,745
Toronto Dominion Bank Ltd.
2.287%, due 08/08/18	25,000,000	25,006,359
1 mo. USD LIBOR + 0.190%, 2.290%, due 08/06/18[2]	30,000,000	30,002,986
3 mo. USD LIBOR + 0.080%, 2.449%, due 08/01/18[2]	40,000,000	39,999,975

		1,367,967,474

Banking-US — 1.16%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.260%, 2.338%, due 08/20/18[2]	47,000,000	47,004,138
2.360%, due 08/01/18	20,000,000	19,998,918
JP Morgan Securities LLC
1 mo. USD LIBOR + 0.230%, 2.327%, due 08/07/18[2]	50,000,000	50,014,491

		117,017,547

Energy-integrated — 0.80%
Sinopec Century Bright Capital Investment Ltd.
2.100%, due 08/01/18	30,000,000	29,998,398
2.100%, due 08/02/18	50,000,000	49,994,655

		79,993,053

Finance-other — 3.64%
CNPC Finance HK Ltd.
2.150%, due 08/02/18	50,000,000	49,994,183

Prime Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Finance-other — (concluded)
2.150%, due 08/07/18	25,000,000	24,989,792
2.170%, due 08/07/18	27,000,000	26,988,975
2.300%, due 08/24/18	160,000,000	159,761,387
Collateralized Commercial Paper Co. LLC
1 mo. USD LIBOR + 0.250%, 2.332%, due 08/20/18[2]	17,000,000	17,004,897
1 mo. USD LIBOR + 0.280%, 2.366%, due 08/06/18[2]	43,000,000	43,005,501
3 mo. USD LIBOR + 0.090%, 2.411%, due 09/04/18[2]	20,000,000	19,998,764
3 mo. USD LIBOR + 0.190%, 2.527%, due 09/27/18[2]	25,000,000	25,012,952

		366,756,451

Total Commercial paper (cost — $4,602,721,135)		4,603,195,310

Short-term corporate obligations — 0.15%
Banking-non-US — 0.15%
Westpac Banking Corp.
1 mo. USD LIBOR + 0.190%, 2.262%, due 08/28/18[2] (cost — $15,000,000)	15,000,000	14,996,682

Repurchase agreements — 25.06%
Repurchase agreement dated 07/31/18 with Barclays Bank PLC, 1.900% due 08/01/18, collateralized by $4,545,900 US Treasury Bills, zero coupon due 08/02/18 to 12/20/18, $142,399,800 US Treasury Bonds, 2.250% to 9.000% due 11/15/18 to 05/15/48, $97,048,000 US Treasury Inflation Index Bonds, 0.625% to 2.375% due 01/15/25 to 02/15/48, $69,626,700 US Treasury Inflation Index Notes, 0.125% to 0.750% due 04/15/20 to 07/15/28 and $235,451,400 US Treasury Notes, 0.750% to 3.625% due 09/30/18 to 02/15/28; (value — $561,000,068); proceeds: $550,029,028	550,000,000	550,000,000
Repurchase agreement dated 07/31/18 with BNP Paribas SA, 2.090% due 08/01/18, collateralized by $88,849,665 various asset-backed convertible bonds, zero coupon to 12.000% due 03/15/19 to 07/15/41; (value — $86,399,932); proceeds: $80,004,644	80,000,000	80,000,000
Repurchase agreement dated 07/31/18 with BNP Paribas SA, 2.090% due 08/07/18, collateralized by $67,503,787 various asset-backed convertible bonds, 2.150% to 10.750% due 03/20/19 to 03/25/38; (value — $32,400,000); proceeds: $30,012,192	30,000,000	30,000,000

Prime Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/31/18 with Fixed Income Clearing Corp., 1.910% due 08/01/18, collateralized by $310,395,000 US Treasury Bill, zero coupon due 04/25/19, $25,000,000 US Treasury Bond, 8.500% due 02/15/20, $577,720,000 US Treasury Inflation Index Notes, 0.125% to 1.875% due 07/15/19 to 04/15/20 and $807,000,000 US Treasury Notes, 0.750% to 3.625% due 04/30/19 to 03/31/20; (value — $1,774,803,497); proceeds: $1,740,092,317	1,740,000,000	1,740,000,000
Repurchase agreement dated 07/02/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.480% due 09/04/18, collateralized by $5,360,884 various asset-backed convertible bonds, zero coupon to 8.500% due 08/31/18 to 04/15/78 and $7,012,325 various equity securities; (value — $133,750,000); proceeds: $125,551,111[3,4]	125,000,000	125,000,000

Total repurchase agreements (cost — $2,525,000,000)		2,525,000,000

Total investments (cost — $10,066,675,437 which approximates cost for federal income tax purposes) — 99.94%		10,067,509,163
Other assets in excess of liabilities — 0.06%		6,015,763

Net assets — 100.00%		$10,073,524,926

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	69,951,720	—	69,951,720
Time deposits	—	733,000,000	—	733,000,000
Certificates of deposit	—	2,121,365,451	—	2,121,365,451
Commercial paper	—	4,603,195,310	—	4,603,195,310
Short-term corporate obligations	—	14,996,682	—	14,996,682
Repurchase agreements	—	2,525,000,000	—	2,525,000,000
Total	—	10,067,509,163	—	10,067,509,163

At July 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 21 days.

Prime Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Portfolio footnotes

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.
2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
3	Illiquid investment at period end. Illiquid assets, in the amount of $272,028,148, represented 2.70% of the Fund’s net assets at period end.
4

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of July 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of July 31, 2018.

Government Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 75.65%
Federal Farm Credit Bank
1.620%, due 10/30/18[1]	50,000,000	49,797,500
1 mo. USD LIBOR - 0.085%, 1.987%, due 08/30/18[2]	77,000,000	76,996,796
1 mo. USD LIBOR - 0.095%, 1.995%, due 08/03/18[2]	100,000,000	99,999,147
1 mo. USD LIBOR + 0.090%, 2.176%, due 08/05/18[2]	95,000,000	95,000,102
Federal Home Loan Bank
1.847%, due 08/01/18[1]	70,000,000	70,000,000
1.850%, due 08/01/18[1]	100,000,000	100,000,000
1.850%, due 08/03/18[1]	90,000,000	89,990,750
1.860%, due 08/14/18[1]	85,000,000	84,942,908
1.879%, due 08/08/18[1]	82,000,000	81,970,040
1.890%, due 08/06/18[1]	80,000,000	79,979,000
1.890%, due 08/08/18[1]	107,000,000	106,960,678
1.890%, due 08/28/18[1]	65,000,000	64,907,863
1.895%, due 08/07/18[1]	78,000,000	77,975,365
1.895%, due 08/10/18[1]	158,000,000	157,925,148
1.895%, due 08/24/18[1]	184,000,000	183,777,232
1.899%, due 08/01/18[1]	157,000,000	157,000,000
1.900%, due 08/08/18[1]	148,000,000	147,945,322
1.900%, due 08/15/18[1]	85,000,000	84,937,195
1.900%, due 08/20/18[1]	93,000,000	92,906,742
1.910%, due 08/15/18[1]	63,000,000	62,953,205
1.910%, due 08/24/18[1]	69,400,000	69,315,313
1.910%, due 08/30/18[1]	120,000,000	119,815,367
1 mo. USD LIBOR - 0.155%, 1.912%, due 08/12/18[2]	84,000,000	84,000,000
1.915%, due 08/16/18[1]	93,000,000	92,925,794
1.917%, due 08/31/18[1]	151,000,000	150,758,778
1.918%, due 08/15/18[1]	75,000,000	74,944,058
1.918%, due 09/26/18[1]	41,000,000	40,877,674
1.919%, due 08/29/18[1]	151,000,000	150,774,624
1 mo. USD LIBOR - 0.150%, 1.922%, due 08/16/18[2]	236,000,000	236,000,000
1 mo. USD LIBOR - 0.140%, 1.924%, due 08/25/18[2]	163,000,000	163,000,000
1 mo. USD LIBOR - 0.140%, 1.927%, due 08/12/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR - 0.145%, 1.927%, due 08/15/18[2]	93,000,000	93,000,000
1 mo. USD LIBOR - 0.145%, 1.927%, due 08/29/18[2]	157,000,000	157,000,000
1.929%, due 09/19/18[1]	79,000,000	78,792,579

Government Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (continued)
1.930%, due 09/07/18[1]	178,000,000	177,646,917
1 mo. USD LIBOR - 0.135%, 1.932%, due 08/12/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR - 0.140%, 1.932%, due 08/16/18[2]	77,000,000	77,000,000
1 mo. USD LIBOR - 0.135%, 1.937%, due 08/16/18[2]	231,000,000	230,999,922
1 mo. USD LIBOR - 0.135%, 1.937%, due 08/28/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR - 0.135%, 1.937%, due 08/28/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR - 0.125%, 1.942%, due 08/12/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR - 0.130%, 1.942%, due 08/16/18[2]	78,000,000	78,000,000
1 mo. USD LIBOR - 0.130%, 1.943%, due 08/17/18[2]	148,000,000	148,000,000
1 mo. USD LIBOR - 0.125%, 1.945%, due 08/16/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.125%, 1.947%, due 08/16/18[2]	68,000,000	68,000,000
1 mo. USD LIBOR - 0.115%, 1.949%, due 08/24/18[2]	67,000,000	67,000,000
1.950%, due 10/04/18[1]	78,000,000	77,729,600
1 mo. USD LIBOR - 0.130%, 1.951%, due 08/22/18[2]	160,000,000	160,000,000
1 mo. USD LIBOR - 0.125%, 1.952%, due 08/27/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.120%, 1.952%, due 08/28/18[2]	75,000,000	74,999,953
1 mo. USD LIBOR - 0.115%, 1.954%, due 08/24/18[2]	145,000,000	145,000,000
1 mo. USD LIBOR - 0.130%, 1.956%, due 08/10/18[2]	164,000,000	164,000,000
1 mo. USD LIBOR - 0.125%, 1.956%, due 08/21/18[2]	137,000,000	137,005,893
1 mo. USD LIBOR - 0.140%, 1.960%, due 08/05/18[2]	160,000,000	160,000,000
1 mo. USD LIBOR - 0.125%, 1.961%, due 08/20/18[2]	68,000,000	68,000,000
1 mo. USD LIBOR - 0.130%, 1.962%, due 08/01/18[2]	218,000,000	218,000,000
1 mo. USD LIBOR - 0.110%, 1.963%, due 08/17/18[2]	90,000,000	90,000,000
1 mo. USD LIBOR - 0.115%, 1.964%, due 08/18/18[2]	168,000,000	168,000,000

Government Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (continued)
1 mo. USD LIBOR - 0.135%, 1.965%, due 08/05/18[2]	143,000,000	143,000,000
1 mo. USD LIBOR - 0.105%, 1.965%, due 08/26/18[2]	150,000,000	150,000,000
1 mo. USD LIBOR - 0.130%, 1.967%, due 08/08/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR - 0.130%, 1.967%, due 08/09/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR - 0.115%, 1.967%, due 08/19/18[2]	66,000,000	66,000,000
1 mo. USD LIBOR - 0.115%, 1.967%, due 08/19/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.120%, 1.972%, due 08/01/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR - 0.100%, 1.972%, due 08/28/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR - 0.115%, 1.975%, due 08/03/18[2]	45,000,000	45,001,966
1 mo. USD LIBOR - 0.105%, 1.976%, due 08/22/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR - 0.105%, 1.976%, due 08/23/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.100%, 1.979%, due 08/18/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.105%, 1.981%, due 08/19/18[2]	67,000,000	67,000,000
1 mo. USD LIBOR - 0.100%, 1.981%, due 08/21/18[2]	95,000,000	95,000,000
1 mo. USD LIBOR - 0.100%, 1.981%, due 08/21/18[2]	100,000,000	100,000,034
1 mo. USD LIBOR - 0.090%, 1.982%, due 08/14/18[2]	40,000,000	40,000,000
1.984%, due 10/26/18[1]	74,000,000	73,649,273
1 mo. USD LIBOR - 0.115%, 1.985%, due 08/04/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR - 0.095%, 1.986%, due 08/21/18[2]	90,000,000	90,000,000
1 mo. USD LIBOR - 0.110%, 1.987%, due 08/07/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR - 0.110%, 1.987%, due 08/07/18[2]	98,750,000	98,750,000
1 mo. USD LIBOR - 0.090%, 1.988%, due 08/11/18[2]	35,000,000	35,000,000
1.989%, due 10/24/18[1]	306,000,000	304,579,854
3 mo. USD LIBOR - 0.340%, 1.991%, due 10/10/18[2]	165,000,000	165,000,000

Government Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (continued)
1 mo. USD LIBOR - 0.080%, 1.993%, due 08/17/18[2]	90,500,000	90,500,000
1 mo. USD LIBOR - 0.070%, 1.994%, due 08/25/18[2]	80,000,000	80,018,577
1.995%, due 10/17/18[1]	146,000,000	145,377,006
1 mo. USD LIBOR - 0.090%, 1.996%, due 08/06/18[2]	164,500,000	164,500,000
1 mo. USD LIBOR - 0.080%, 2.002%, due 08/19/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.070%, 2.002%, due 08/28/18[2]	90,450,000	90,450,000
3 mo. USD LIBOR - 0.340%, 2.002%, due 10/24/18[2]	78,000,000	78,000,000
1 mo. USD LIBOR - 0.085%, 2.005%, due 08/03/18[2]	81,000,000	81,000,000
2.008%, due 10/31/18[1]	147,000,000	146,253,861
1 mo. USD LIBOR - 0.045%, 2.041%, due 08/06/18[2]	77,500,000	77,504,978
3 mo. USD LIBOR - 0.235%, 2.079%, due 09/06/18[2]	86,800,000	86,796,751
3 mo. USD LIBOR - 0.160%, 2.170%, due 08/24/18[2]	74,000,000	74,095,268
US Treasury Bills
1.684%, due 08/09/18[1]	220,750,000	220,662,897
1.992%, due 10/18/18[1]	76,000,000	75,679,641
2.029%, due 11/01/18[1]	76,500,000	76,112,617
2.030%, due 10/25/18[1]	155,000,000	154,274,655
2.082%, due 11/15/18[1]	76,000,000	75,545,172
2.127%, due 11/23/18[1]	76,000,000	75,500,496
2.127%, due 12/20/18[1]	118,000,000	117,040,542
2.148%, due 01/10/19[1]	78,000,000	77,264,304
2.184%, due 01/17/19[1]	46,000,000	45,539,822
2.188%, due 01/24/19[1]	75,000,000	74,217,167
2.200%, due 01/31/19[1]	75,000,000	74,186,309
US Treasury Notes
0.750%, due 09/30/18	80,000,000	79,836,364
3 mo. Treasury money market yield + 0.033%, 2.013%, due 08/01/18[2]	274,000,000	274,011,685

Government Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (concluded)
3 mo. Treasury money market yield + 0.060%, 2.040%, due 08/01/18[2]	100,000,000	100,107,176

Total US government and agency obligations (cost — $11,318,007,880)		11,318,007,880

Repurchase agreements — 25.64%
Repurchase agreement dated 07/30/18 with Barclays Bank PLC, 1.870% due 08/06/18, collateralized by $951,097,605 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.078% due 02/25/28 to 04/25/46, $976,331,047 Federal National Mortgage Association obligations, 1.359% to 6.600% due 03/18/27 to 03/25/48 and $1,606,192,055 Government National Mortgage Association obligations, 0.426% to 4.715% due 04/20/36 to 03/20/65; (value — $511,389,479); proceeds: $500,181,806	500,000,000	500,000,000
Repurchase agreement dated 07/25/18 with Barclays Bank PLC, 1.880% due 08/01/18, collateralized by $1,026,841,022 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 09/15/46, $1,191,954,828 Federal National Mortgage Association obligations, 1.359% to 6.600% due 03/18/27 to 09/25/57 and $562,345,295 Government National Mortgage Association obligations, zero coupon to 4.164% due 02/20/40 to 07/20/64; (value — $614,894,244); proceeds: $600,219,333	600,000,000	600,000,000
Repurchase agreement dated 07/27/18 with Barclays Bank PLC, 1.890% due 08/03/18, collateralized by $155,157,619 Federal Home Loan Mortgage Corp. obligation, 3.500% due 07/01/48 and $105,754,794 Federal National Mortgage Association obligation, 3.500% due 01/01/48; (value — $255,000,001); proceeds: $250,091,875	250,000,000	250,000,000
Repurchase agreement dated 07/31/18 with Barclays Bank PLC, 1.900% due 08/01/18, collateralized by $86,489,000 US Treasury Bonds, 4.375% due 11/15/39 to 05/15/41 and $64,277,600 US Treasury Notes, 1.500% to 2.750% due 05/15/20 to 12/31/23; (value — $168,300,015); proceeds: $165,008,708	165,000,000	165,000,000
Repurchase agreement dated 07/31/18 with Barclays Bank PLC, 1.920% due 08/07/18, collateralized by $1,300,280,264 Federal Home Loan Mortgage Corp. obligations, 1.105% to 6.000% due 01/15/22 to 07/01/48, $2,206,034,246 Federal National Mortgage Association obligations, zero coupon to 6.500% due 04/25/22 to 06/25/48 and $3,095,957,100 Government National Mortgage Association obligations, 0.011% to 6.000% due 02/20/27 to 05/20/67; (value — $512,699,333); proceeds: $500,186,667	500,000,000	500,000,000

Government Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (continued)

Repurchase agreement dated 07/31/18 with BNP Paribas SA, 1.910% due 08/01/18, collateralized by $9,904,000 Federal Farm Credit Bank obligations, 3.040% to 5.250% due 04/21/28 to 10/26/37, $280,000 Federal Home Loan Bank obligations, 0.875% to 3.625% due 10/01/18 to 03/16/37, $74,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 09/04/18 to 10/11/33, $36,127,000 Federal Home Loan Mortgage Corp. STRIP obligation, zero coupon due 07/15/32, $11,113,000 Federal National Mortgage Association obligations, 1.200% to 1.625% due 11/27/18 to 08/16/19, $21,684,000 Federal National Mortgage Association Principal STRIPs obligations, zero coupon to 6.250% due 03/23/28 to 11/15/30, $22,000 Federal National Mortgage Association STRIP obligation, zero coupon due 05/15/22, $1,500 US Treasury Bill, zero coupon due 08/16/18, $100 US Treasury Bond, 3.000% due 11/15/44, $38,155,400 US Treasury Notes, 1.125% to 2.625% due 01/15/19 to 06/15/21, $2,717,600 US Treasury Bond Principal STRIPs, zero coupon due 11/15/23 to 08/15/47 and $5,536,786 US Treasury Bond STRIPs, zero coupon due 5/15/24 to 11/15/45; (value — $102,000,059); proceeds: $100,005,306

	100,000,000	100,000,000
Repurchase agreement dated 07/31/18 with Fixed Income Clearing Corp., 1.910% due 08/01/18, collateralized by $254,155,000 US Treasury Bill, zero coupon due 04/25/19; (value — $249,902,733); proceeds: $245,012,999	245,000,000	245,000,000
Repurchase agreement dated 07/31/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.930% due 08/07/18, collateralized by $37,331,858 Federal Home Loan Mortgage Corp. obligation, 4.500% due 07/01/48, $113,827,979 Federal National Mortgage Association obligations, 3.500% to 4.500% due 02/01/38 to 11/01/47 and $251,702,217 Federal National Mortgage Association STRIPs obligations, 4.409% to 10.500% due 03/25/19 to 01/01/41; (value — $153,000,001); proceeds: $150,056,292	150,000,000	150,000,000
Repurchase agreement dated 07/31/18 with MUFG Securities Americas Inc., 1.890% due 08/01/18, collateralized by $274,924,371 Federal Home Loan Mortgage Corp. obligations, 3.000% to 5.000% due 03/15/29 to 08/01/48, $28,910,062 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.000% due 01/15/44 to 09/15/47, $353,380,664 Federal National Mortgage Association obligations, 2.500% to 4.015% due 03/01/27 to 05/25/56 and $107,536,441 Government National Mortgage Association obligations, 3.000% to 4.000% due 03/20/41 to 01/20/48; (value — $637,500,000); proceeds: $625,032,813	625,000,000	625,000,000

Government Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/20/18 with MUFG Securities Americas Inc., 1.940% due 09/04/18, collateralized by $186,526,177 Federal Home Loan Mortgage Corp. obligations, 2.500% to 5.000% due 08/01/19 to 07/01/48, $2,000,000 Federal Home Loan Mortgage Corp. STRIP obligation, 3.000% due 12/15/46, $279,805,378 Federal National Mortgage Association obligations, 2.329% to 4.500% due 11/01/26 to 05/25/56 and $164,137,648 Government National Mortgage Association obligations, 2.500% to 4.584% due 09/20/29 to 04/20/68; (value — $510,000,000); proceeds: $501,239,444[3,4]	500,000,000	500,000,000
Repurchase agreement dated 07/31/18 with Toronto-Dominion Bank, 1.920% due 08/01/18, collateralized by $97,306,917 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.500% due 10/01/23 to 07/01/48 and $255,897,045 Federal National Mortgage Association obligations, 2.500% to 5.500% due 01/01/20 to 06/01/48; (value — $204,000,000); proceeds: $200,010,667	200,000,000	200,000,000

Total repurchase agreements (cost — $3,835,000,000)		3,835,000,000

Total investments (cost — $15,153,007,880 which approximates cost for federal income tax purposes) — 101.29%		15,153,007,880
Liabilities in excess of other assets — (1.29)%		(192,611,568)

Net assets — 100.00%		$14,960,396,312

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	11,318,007,880	—	11,318,007,880
Repurchase agreements	—	3,835,000,000	—	3,835,000,000
Total	—	15,153,007,880	—	15,153,007,880

At July 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 23 days.

Portfolio footnotes

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Government Master Fund

Schedule of investments — July 31, 2018 (unaudited)

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
3

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.19%). The interest rate shown is the current rate as of July 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of July 31, 2018.

4	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.34% of the Fund’s net assets at period end.

Treasury Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
US government obligations — 46.59%
US Treasury Bills
1.853%, due 08/02/18[1]	243,300,000	243,288,193
1.875%, due 08/09/18[1]	621,000,000	620,754,835
1.925%, due 08/16/18[1]	344,000,000	343,739,767
1.931%, due 09/06/18[1]	391,000,000	390,253,905
1.936%, due 08/23/18[1]	178,000,000	177,793,322
1.954%, due 09/20/18[1]	146,000,000	145,611,174
1.960%, due 10/11/18[1]	381,500,000	380,042,361
1.999%, due 10/18/18[1]	435,000,000	433,154,336
2.006%, due 10/25/18[1]	545,000,000	542,461,255
2.029%, due 11/01/18[1]	275,500,000	274,110,480
2.082%, due 11/15/18[1]	89,000,000	88,467,372
2.119%, due 11/23/18[1]	178,000,000	176,834,478
2.127%, due 12/20/18[1]	133,000,000	131,918,577
2.148%, due 01/10/19[1]	93,000,000	92,122,824
2.184%, due 01/17/19[1]	51,000,000	50,489,803
2.188%, due 01/24/19[1]	90,000,000	89,060,600
2.200%, due 01/31/19[1]	94,000,000	92,980,173
US Treasury Notes
0.750%, due 08/31/18	106,000,000	105,896,899
0.750%, due 09/30/18	336,000,000	335,325,513
0.750%, due 10/31/18	146,000,000	145,538,681
1.500%, due 08/31/18	196,000,000	195,923,517
1.750%, due 10/31/18	184,000,000	183,886,540
3 mo. Treasury money market yield, 1.980%, due 08/01/18[2]	650,000,000	649,797,385
3 mo. Treasury money market yield + 0.033%, 2.013%, due 08/01/18[2]	326,000,000	326,014,199
3 mo. Treasury money market yield + 0.043%, 2.023%, due 08/01/18[2]	125,000,000	125,004,955
3 mo. Treasury money market yield + 0.048%, 2.028%, due 08/01/18[2]	650,000,000	650,048,595
3 mo. Treasury money market yield + 0.060%, 2.040%, due 08/01/18[2]	580,000,000	580,217,643
3 mo. Treasury money market yield + 0.070%, 2.050%, due 08/01/18[2]	100,000,000	100,020,852
3 mo. Treasury money market yield + 0.140%, 2.120%, due 08/01/18[2]	250,000,000	250,023,703

Treasury Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
US government obligations — (concluded)
3 mo. Treasury money market yield + 0.170%, 2.150%, due 08/01/18[2]	411,000,000	410,999,760

Total US government obligations (cost — $8,331,781,697)		8,331,781,697

Repurchase agreements — 53.76%
Repurchase agreement dated 07/25/18 with Barclays Bank PLC, 1.870% due 08/01/18, collateralized by $6,500 US Treasury Bills, zero coupon due 08/02/18 to 12/13/18, $100,533,200 US Treasury Bonds, 2.875% to 8.750% due 08/15/19 to 05/15/48, $39,326,000 US Treasury Inflation Index Bonds, 2.375% due 01/15/25 to 01/15/27, $1,511,100 US Treasury Inflation Index Notes, 1.125% to 2.125% due 01/15/19 to 01/15/21 and $549,679,100 US Treasury Notes, 1.000% to 3.625% due 09/30/18 to 11/15/27; (value — $714,000,024); proceeds: $700,254,528	700,000,000	700,000,000
Repurchase agreement dated 07/26/18 with Barclays Bank PLC, 1.900% due 08/02/18, collateralized by $2,496,800 US Treasury Bills, zero coupon due 08/30/18 to 01/10/19, $96,913,000 US Treasury Bonds, 2.750% to 9.000% due 11/15/18 to 05/15/47, $891,400 US Treasury Inflation Index Bond, 2.125% due 02/15/41, $150,000,000 US Treasury Inflation Index Notes, 0.375% to 1.875% due 07/15/19 to 07/15/27 and $327,524,000 US Treasury Notes, 0.875% to 2.625% due 10/15/18 to 02/15/23; (value — $612,000,001); proceeds: $600,221,667	600,000,000	600,000,000
Repurchase agreement dated 07/27/18 with Barclays Bank PLC, 1.880% due 08/03/18, collateralized by $36,533,000 US Treasury Bonds, 2.875% to 9.000% due 11/15/18 to 11/15/46, $14,526,000 US Treasury Inflation Index Note, 0.125% due 04/15/21 and $467,714,400 US Treasury Notes, 0.750% to 4.000% due 08/15/18 to 11/15/27; (value — $510,000,089); proceeds: $500,182,778	500,000,000	500,000,000
Repurchase agreement dated 07/30/18 with Barclays Bank PLC, 1.860% due 08/06/18, collateralized by $4,700 US Treasury Bills, zero coupon due 08/30/18 to 07/18/19, $250,356,800 US Treasury Bonds, 2.250% to 9.000% due 11/15/18 to 11/15/47, $1,649,800 US Treasury Inflation Index Bonds, 1.375% to 2.125% due 02/15/41 to 02/15/44, $249,700 US Treasury Inflation Index Notes, 1.375% to 2.125% due 01/15/19 to 01/15/20 and $684,003,900 US Treasury Notes, 1.375% to 2.875% due 02/28/19 to 07/31/25; (value — $918,000,001); proceeds: $900,325,500	900,000,000	900,000,000

Treasury Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements — (continued)
Repurchase agreement dated 07/31/18 with Barclays Bank PLC, 1.910% due 08/07/18, collateralized by $100 US Treasury Bill, zero coupon due 12/20/18, $68,678,800 US Treasury Bonds, 2.500% to 7.250% due 08/15/22 to 11/15/47, $700 US Treasury Inflation Index Bond, 2.125% due 02/15/41 and $656,451,100 US Treasury Notes, 1.250% to 2.875% due 03/31/19 to 07/31/25; (value — $714,000,000); proceeds: $700,259,972	700,000,000	700,000,000
Repurchase agreement dated 07/31/18 with BNP Paribas SA, 1.900% due 08/01/18, collateralized by $1,600 US Treasury Bills, zero coupon due 08/16/18 to 03/28/19, $119,799,100 US Treasury Bonds, 2.500% to 8.000% due 11/15/21 to 02/15/45, $3,265,900 US Treasury Inflation Index Bond, 3.375% due 04/15/32, $1,018,085,100 US Treasury Notes, 1.375% to 3.625% due 12/15/19 to 02/29/24, $4,701,500 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/23 to 05/15/47 and $5,598,347 US Treasury Bonds STRIPs, zero coupon due 08/15/18 to 08/15/47; (value — $1,122,000,051); proceeds: $1,100,058,056	1,100,000,000	1,100,000,000
Repurchase agreement dated 07/31/18 with BNP Paribas SA, 1.900% due 08/07/18, collateralized by $100 US Treasury Bill, zero coupon due 12/27/18, $25,246,200 US Treasury Bonds, 4.250% to 8.750% due 08/15/20 to 05/15/39 and $226,781,700 US Treasury Notes, 1.250% to 2.750% due 04/30/19 to 12/31/23; (value — $255,000,045); proceeds: $250,092,361	250,000,000	250,000,000
Repurchase agreement dated 07/31/18 with Fixed Income Clearing Corp., 1.910% due 08/01/18, collateralized by $25,000,000 US Treasury Bond, 8.750% due 05/15/20, $622,280,000 US Treasury Inflation Index Note, 0.125% due 04/15/20 and $1,168,475,000 US Treasury Notes, 1.500% to 3.500% due 05/15/20 to 02/28/22; (value — $1,851,301,351); proceeds: $1,815,096,296	1,815,000,000	1,815,000,000
Repurchase agreement dated 07/26/18 with Goldman Sachs & Co., 1.890% due 08/02/18, collateralized by $63,273,100 US Treasury Bill, zero coupon due 08/16/18, $185,534,000 US Treasury Bond, 2.500% due 02/15/46 and $77,419,725 US Treasury Bond STRIP, zero coupon due 05/15/19; (value — $306,000,042); proceeds: $300,110,250	300,000,000	300,000,000
Repurchase agreement dated 07/31/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.910% due 08/07/18, collateralized by $462,452,000 US Treasury Notes, 2.000% to 2.500% due 05/31/20 to 11/30/20; (value — $459,000,034); proceeds: $450,167,125	450,000,000	450,000,000
Repurchase agreement dated 07/31/18 with Mizuho Securities USA LLC, 1.920% due 08/01/18, collateralized by $160,600 US Treasury Bill, zero coupon due 03/28/19, $150,756,500 US Treasury Bonds, 3.000% due 05/15/45 to 05/15/47 and $55,007,600 US Treasury Notes, 0.750% to 2.250% due 08/15/19 to 08/31/21; (value — $204,000,084); proceeds: $200,010,667	200,000,000	200,000,000

Treasury Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/25/18 with MUFG Securities Americas Inc., 1.860% due 08/01/18, collateralized by $45,594,400 US Treasury Bonds, 2.750% to 4.500% due 05/15/39 to 11/15/45, $30,800 US Treasury Inflation Index Bond, 1.375% due 02/15/44, $23,042,000 US Treasury Inflation Index Note, 0.500% due 01/15/28 and $229,112,300 US Treasury Notes, 1.500% to 3.125% due 05/15/19 to 02/15/28; (value — $306,000,027); proceeds: $300,108,500	300,000,000	300,000,000

Repurchase agreement dated 07/27/18 with MUFG Securities Americas Inc., 1.890% due 08/03/18, collateralized by $35,528,000 US Treasury Bill, zero coupon due 07/18/19, $148,884,200 US Treasury Bonds, 2.250% to 6.125% due 08/15/29 to 05/15/48, $1,645,700 US Treasury Inflation Index Bonds, 2.000% to 3.875% due 01/15/26 to 04/15/29, $16,400 US Treasury Inflation Index Notes, 0.625% to 1.375% due 01/15/20 to 01/15/26, $339,165,400 US Treasury Notes, 1.250% to 2.875% due 01/31/19 to 05/15/28, $2,265,000 US Treasury Bond Principal STRIP, zero coupon due 02/15/43 and $461 US Treasury Bond STRIP, zero coupon due 08/15/21; (value — $510,000,038); proceeds: $500,183,750

	500,000,000	500,000,000
Repurchase agreement dated 07/30/18 with MUFG Securities Americas Inc., 1.860% due 08/06/18, collateralized by $202,300 US Treasury Bonds, 2.750% to 3.000% due 08/15/42 to 11/15/45, $200 US Treasury Inflation Index Bond, 1.375% due 02/15/44, $210,900 US Treasury Inflation Index Note, 0.500% due 01/15/28 and $317,551,200 US Treasury Notes, 1.125% to 2.750% due 01/15/19 to 02/15/28; (value — $306,000,006); proceeds: $300,108,500	300,000,000	300,000,000
Repurchase agreement dated 07/31/18 with MUFG Securities Americas Inc., 1.870% due 08/01/18, collateralized by $48,396,000 US Treasury Bonds, 3.000% to 4.250% due 05/15/39 to 11/15/45, $48,500 US Treasury Inflation Index Bond, 0.750% due 02/15/45, $10,508,000 US Treasury Inflation Index Note, 0.500% due 01/15/28 and $983,760,200 US Treasury Notes, 1.125% to 3.125% due 05/15/19 to 02/15/28; (value — $1,020,000,091); proceeds: $1,000,051,944	1,000,000,000	1,000,000,000

Total repurchase agreements (cost — $9,615,000,000)		9,615,000,000

Total investments (cost — $17,946,781,697 which approximates cost for federal income tax purposes) —100.35%		17,946,781,697
Liabilities in excess of other assets — (0.35)%		(62,400,544)

Net assets — 100.00%		$17,884,381,153

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Treasury Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	8,331,781,697	—	8,331,781,697
Repurchase agreements	—	9,615,000,000	—	9,615,000,000
Total	—	17,946,781,697	—	17,946,781,697

At July 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 20 days.

Portfolio footnotes

1	Rates shown are the discount rates at date of purchase unless otherwise noted.
2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Prime CNAV Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Time deposits — 15.47%
Banking-non-US — 15.47%
ABN Amro Bank NV
1.900%, due 08/01/18	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank
1.870%, due 08/01/18	72,000,000	72,000,000
Credit Industriel et Commercial
1.880%, due 08/01/18	30,000,000	30,000,000
DnB NOR Bank ASA
1.880%, due 08/01/18	40,000,000	40,000,000
Industrial & Commercial Bank of China Ltd.
1.920%, due 08/01/18	90,000,000	90,000,000
Natixis
1.900%, due 08/01/18	32,000,000	32,000,000
Skandinaviska Enskilda Banken AB
1.880%, due 08/01/18	30,000,000	30,000,000
Svenska Handelsbanken
1.880%, due 08/01/18	30,000,000	30,000,000

Total time deposits (cost — $474,000,000)		474,000,000

Certificates of deposit — 18.44%
Banking-non-US — 18.11%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.439%, due 08/01/18[1]	11,000,000	11,000,000
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.367%, due 08/07/18[1]	12,000,000	12,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.210%, 2.296%, due 08/10/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.220%, 2.302%, due 08/20/18[1]	14,000,000	14,000,000
3 mo. USD LIBOR + 0.200%, 2.526%, due 09/12/18[1]	10,000,000	10,000,000
DNB Bank ASA
1 mo. USD LIBOR + 0.260%, 2.332%, due 08/30/18[1]	11,000,000	11,000,000
Mitsubishi UFJ Trust & Banking Corp.
2.320%, due 09/13/18	27,000,000	27,000,000
MUFG Bank Ltd.
2.280%, due 09/25/18	1,000,000	1,000,000
2.310%, due 10/23/18	35,000,000	35,000,000

Prime CNAV Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (continued)
Banking-non-US — (continued)
Nordea Bank AB
3 mo. USD LIBOR + 0.010%, 2.349%, due 08/16/18[1]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.200%, 2.541%, due 09/17/18[1]	13,000,000	13,000,000
Norinchukin Bank Ltd.
1.930%, due 08/07/18	45,000,000	45,000,000
2.000%, due 08/06/18	30,000,000	30,000,000
Oversea-Chinese Banking Corp. Ltd.
2.260%, due 10/05/18	15,000,000	15,000,000
1 mo. USD LIBOR + 0.270%, 2.344%, due 08/13/18[1]	10,500,000	10,500,346
Royal Bank of Canada
1 mo. USD LIBOR + 0.300%, 2.377%, due 08/28/18[1]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.080%, 2.423%, due 10/02/18[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.170%, 2.507%, due 10/04/18[1]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.220%, 2.287%, due 08/08/18[1]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.230%, 2.302%, due 08/14/18[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.020%, 2.350%, due 08/16/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.270%, 2.367%, due 08/07/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.280%, 2.372%, due 08/01/18[1]	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp.
2.260%, due 08/23/18	20,000,000	20,000,000
2.280%, due 09/10/18	47,000,000	47,000,000
Svenska Handelsbanken
2.235%, due 10/25/18	16,000,000	16,000,183
1 mo. USD LIBOR + 0.180%, 2.249%, due 08/24/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.190%, 2.282%, due 08/01/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.300%, 2.378%, due 08/13/18[1]	11,000,000	11,000,000
3 mo. USD LIBOR + 0.040%, 2.379%, due 10/29/18[1]	8,000,000	8,000,000
Swedbank AB
1.900%, due 08/02/18	49,500,000	49,500,000

Prime CNAV Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
2.280%, due 11/02/18	26,000,000	26,000,000
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 2.257%, due 08/08/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.180%, 2.266%, due 08/20/18[1]	6,000,000	6,000,000

		555,000,529

Banking-US — 0.33%
Citibank New York N.A.
3 mo. USD LIBOR + 0.160%, 2.486%, due 09/12/18[1]	10,000,000	10,000,000

Total certificates of deposit (cost — $565,000,529)		565,000,529

Commercial paper[2] — 44.72%
Asset backed-miscellaneous — 27.01%
Albion Capital Corp.
2.030%, due 08/10/18	4,338,000	4,335,799
2.100%, due 08/22/18	10,225,000	10,212,474
2.300%, due 08/15/18	16,500,000	16,485,242
Antalis S.A.
2.100%, due 08/31/18	31,000,000	30,945,750
Atlantic Asset Securitization LLC
1.900%, due 08/01/18	5,000,000	5,000,000
1.990%, due 08/15/18	16,000,000	15,987,618
2.000%, due 08/27/18	40,000,000	39,942,222
Barton Capital Corp.
1.950%, due 08/01/18	7,000,000	7,000,000
2.050%, due 08/22/18	25,000,000	24,970,104
2.150%, due 09/07/18	5,000,000	4,988,951
1 mo. USD LIBOR + 0.140%, 2.204%, due 08/28/18[1]	13,000,000	13,000,000
2.300%, due 09/06/18	13,000,000	12,970,100
2.300%, due 10/11/18	12,000,000	11,945,567
Cancara Asset Securitisation LLC
2.260%, due 08/31/18	25,000,000	24,952,917
2.270%, due 08/06/18	6,000,000	5,998,108
2.280%, due 08/10/18	10,000,000	9,994,300
2.300%, due 09/18/18	15,000,000	14,954,000
Charta LLC
1.970%, due 08/01/18	26,000,000	26,000,000

Prime CNAV Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (continued)
2.020%, due 08/16/18	25,000,000	24,978,958
2.290%, due 09/19/18	13,500,000	13,457,921
Fairway Finance Corp.
1.930%, due 08/06/18	20,570,000	20,564,486
2.250%, due 09/04/18	10,000,000	9,978,750
Gotham Funding Corp.
2.060%, due 08/06/18	25,000,000	24,992,847
2.260%, due 10/25/18	22,000,000	21,882,606
Liberty Street Funding LLC
2.280%, due 10/11/18	12,000,000	11,946,040
2.300%, due 09/14/18	8,000,000	7,977,511
LMA Americas LLC
1.910%, due 08/01/18	12,500,000	12,500,000
1.940%, due 08/01/18	33,700,000	33,700,000
2.050%, due 08/13/18	5,000,000	4,996,583
Manhattan Asset Funding Co. LLC
1.970%, due 08/16/18	12,000,000	11,990,150
2.060%, due 08/20/18	20,000,000	19,978,256
2.140%, due 08/13/18	30,000,000	29,978,600
2.150%, due 08/13/18	10,000,000	9,992,833
2.150%, due 09/14/18	8,190,000	8,168,479
2.160%, due 09/11/18	12,882,000	12,850,310
Nieuw Amsterdam Receivables Corp.
2.100%, due 08/03/18	10,000,000	9,998,833
2.120%, due 09/05/18	9,000,000	8,981,450
Old Line Funding LLC
2.210%, due 08/28/18	13,000,000	12,978,453
1 mo. USD LIBOR + 0.170%, 2.260%, due 08/03/18[1]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.200%, 2.290%, due 08/03/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.260%, 2.347%, due 08/06/18[1]	3,000,000	3,000,000
1 mo. USD LIBOR + 0.260%, 2.357%, due 08/08/18[1]	5,000,000	5,000,000
2.370%, due 12/11/18	23,000,000	22,800,130
Sheffield Receivables Corp.
2.010%, due 08/15/18	15,000,000	14,988,275
2.280%, due 08/13/18	8,000,000	7,993,920
2.300%, due 10/22/18	17,000,000	16,910,939
2.320%, due 11/02/18	12,000,000	11,928,080

Prime CNAV Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (concluded)
Starbird Funding Corp.
2.290%, due 08/20/18	24,000,000	23,970,993
Thunder Bay Funding LLC
2.300%, due 09/24/18	13,000,000	12,955,150
2.310%, due 10/16/18	12,000,000	11,941,480
2.310%, due 10/25/18	8,000,000	7,956,367
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.220%, 2.317%, due 09/04/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.300%, 2.370%, due 08/28/18[1]	15,000,000	15,000,000
Victory Receivables Corp.
2.100%, due 09/11/18	14,000,000	13,966,517
2.120%, due 09/10/18	13,879,000	13,846,307
2.300%, due 08/03/18	11,000,000	10,998,594

		827,832,970

Banking-non-US — 11.62%
ANZ New Zealand International Ltd.
1 mo. USD LIBOR + 0.240%, 2.312%, due 08/16/18[1]	12,000,000	12,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.482%, due 08/20/18[1]	11,000,000	11,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 2.247%, due 08/06/18[1]	9,000,000	9,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.180%, 2.247%, due 08/06/18[1]	9,000,000	9,000,000
3 mo. USD LIBOR + 0.150%, 2.481%, due 08/20/18[1]	11,000,000	11,000,000
Barclays Bank PLC
1 mo. USD LIBOR + 0.300%, 2.381%, due 08/01/18[1,3]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.340%, 2.703%, due 08/01/18[1,3]	18,000,000	18,000,000
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.367%, due 08/07/18[1]	12,000,000	12,000,000
China Construction Bank Corp.
2.100%, due 08/15/18	24,000,000	23,980,400
2.100%, due 08/27/18	64,000,000	63,902,934

Prime CNAV Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-non-US — (concluded)
DBS Bank Ltd.
2.270%, due 09/12/18	17,000,000	16,954,978
HSBC Bank PLC
3 mo. USD LIBOR + 0.170%, 2.506%, due 10/03/18[1]	12,000,000	12,000,000
Industrial & Commercial Bank of China Ltd.
2.060%, due 08/13/18	4,000,000	3,997,253
2.130%, due 08/15/18	24,000,000	23,980,120
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.304%, due 08/15/18[1]	14,000,000	14,000,000
Sumitomo Mitsui Trust Bank Ltd.
2.060%, due 08/27/18	26,000,000	25,961,318
2.300%, due 10/19/18	30,000,000	29,848,583
2.330%, due 09/10/18	27,000,000	26,930,100
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.190%, 2.287%, due 08/08/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.190%, 2.290%, due 08/06/18[1]	9,000,000	9,000,000
Toronto-Dominion Holdings USA, Inc.
2.010%, due 08/15/18	3,600,000	3,597,186

		356,152,872

Banking-US — 1.43%
Bedford Row Funding Corp.
2.100%, due 09/11/18	30,000,000	29,928,250
JP Morgan Securities LLC
1 mo. USD LIBOR + 0.230%, 2.327%, due 08/07/18[1]	14,000,000	14,000,000

		43,928,250

Energy-integrated — 0.49%
Sinopec Century Bright Capital Investment Ltd.
2.100%, due 08/01/18	15,000,000	15,000,000

Finance-other — 3.32%
CNPC Finance HK Ltd.
2.150%, due 08/02/18	30,000,000	29,998,209
2.150%, due 08/07/18	20,000,000	19,992,833
2.170%, due 08/07/18	21,000,000	20,992,405
Collateralized Commercial Paper Co. LLC
1 mo. USD LIBOR + 0.250%, 2.332%, due 08/20/18[1]	4,800,000	4,800,000

Prime CNAV Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Finance-other — (concluded)
1 mo. USD LIBOR + 0.280%, 2.366%, due 08/06/18[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.190%, 2.527%, due 09/27/18[1]	13,000,000	13,000,000

		101,783,447

Tobacco — 0.85%
Philip Morris International, Inc.
1.940%, due 08/15/18	26,000,000	25,980,384

Total Commercial paper (cost — $1,370,677,923)		1,370,677,923

Repurchase agreements — 21.32%
Repurchase agreement dated 07/31/18 with Barclays Bank PLC, 1.900% due 08/01/18, collateralized by $102,254,200 US Treasury Bonds, 3.125% to 8.750% due 08/15/20 to 02/15/42 and $215,318,500 US Treasury Notes, 1.750% to 2.750% due 02/28/22 to 02/15/24; (value — $326,400,066); proceeds: $320,016,889	320,000,000	320,000,000
Repurchase agreement dated 07/31/18 with BNP Paribas SA, 2.090% due 08/01/18, collateralized by $16,893,060 various asset backed convertible bonds, 2.724% to 8.625% due 12/31/23 to 12/31/99; (value — $16,331,170); proceeds: $15,000,871	15,000,000	15,000,000
Repurchase agreement dated 07/31/18 with BNP Paribas SA, 2.090% due 08/07/18, collateralized by $36,715,523 various asset backed convertible bonds, 1.700% to 10.625% due 03/20/19 to 06/15/45; (value — $37,623,865); proceeds: $35,014,224	35,000,000	35,000,000

Repurchase agreement dated 07/31/18 with Goldman Sachs & Co., 1.890% due 08/01/18, collateralized by $89,938,000 Federal Farm Credit Bank obligations, 0.875% to 3.625% due 02/15/19 to 10/20/36, $93,317,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 10/26/18 to 09/15/29, $1,100,000 Federal National Mortgage Association obligations, zero coupon to 2.000% due 08/10/18 to 02/07/20, $34,229,500 US Treasury Bond, 6.750% due 08/15/26, $1,189,000 US Treasury Inflation Index Notes, 0.125% due 04/15/21 to 07/15/24, $3,234,000 US Treasury Bond Principal STRIP, zero coupon due 08/15/19 and $30,884,442 US Treasury Bonds STRIPs, zero coupon due 02/15/28 to 02/15/34; (value — $273,870,004); proceeds: $268,514,096

	268,500,000	268,500,000

Prime CNAV Master Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/02/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.480% due 09/04/18, collateralized by $1,429,497 equity securities; (value — $16,050,006); proceeds: $15,066,133[3,4]	15,000,000	15,000,000

Total repurchase agreements (cost — $653,500,000)		653,500,000

Total investments (cost — $3,063,178,452 which approximates cost for federal income tax purposes) — 99.95%		3,063,178,452
Other assets in excess of liabilities — 0.05%		1,678,545

Net assets — 100.00%		$3,064,856,997

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Time deposits	—	474,000,000	—	474,000,000
Certificates of deposit	—	565,000,529	—	565,000,529
Commercial paper	—	1,370,677,923	—	1,370,677,923
Repurchase agreements	—	653,500,000	—	653,500,000
Total	—	3,063,178,452	—	3,063,178,452

At July 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 19 days.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rate shown is the discount rate at the date of purchase unless otherwise noted.
3	Illiquid investment at period end. Illiquid assets, in the amount of $43,000,000, represented 1.40% of the Fund’s net assets at period end.
4

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of July 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of July 31, 2018.

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 91.33%
Alabama — 1.41%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project),
Series A,
0.930%, VRD[1]	25,000,000	25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project),
Series D,
0.930%, VRD[1]	9,900,000	9,900,000

		34,900,000

Alaska — 1.65%
Alaska International Airports Revenue Refunding (System),
Series A,
0.890%, VRD	8,550,000	8,550,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project)
1.480%, VRD	32,365,000	32,365,000

		40,915,000

Arizona — 0.43%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West),
Series A,
0.950%, VRD	10,750,000	10,750,000

California — 0.31%
County of Los Angeles Tax And Revenue Anticipation Notes
4.000%, due 06/28/19	7,500,000	7,664,079

Colorado — 2.17%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes,
Series A,
5.000%, due 06/27/19	10,000,000	10,306,209
Colorado State General Fund Tax And Revenue Anticipation Notes
4.000%, due 06/26/19	18,000,000	18,383,940
Denver City & County Certificates of Participation Refunding,
Series A2,
1.500%, VRD	17,455,000	17,455,000
Series A3,
1.500%, VRD	7,600,000	7,600,000

		53,745,149

District of Columbia — 1.72%
District of Columbia University Revenue Refunding (Georgetown University),
Series B,
0.940%, VRD	13,000,000	13,000,000

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
District of Columbia — (concluded)
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2,
0.940%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2,
1.460%, VRD	18,540,000	18,540,000

		42,540,000

Florida — 4.60%
Florida Municipal Power Agency Revenue (All Requirements Supply),
Series C,
1.500%, VRD	45,120,000	45,120,000
JEA Water & Sewer System Revenue, Subseries A-1,
1.450%, VRD	27,365,000	27,365,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project),
Series B,
0.920%, VRD	36,235,000	36,235,000
Pinellas County Health Facilities Authority Revenue (Baycare Health)
1.500%, VRD	5,000,000	5,000,000

		113,720,000

Georgia — 1.88%
Cobb County Tax Anticipation Notes
2.250%, due 11/30/18	10,000,000	10,021,207
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.850%, VRD	29,725,000	29,725,000
Series B-2,
0.890%, VRD	6,680,000	6,680,000

		46,426,207

Illinois — 9.99%
Chicago O’Hare International Revenue (Third Lien),
Series C,
0.950%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project)
1.000%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project)
1.000%, VRD	21,700,000	21,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project)
0.950%, VRD	46,000,000	46,000,000

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare),
Series D,
0.940%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project)
0.940%, VRD	10,700,000	10,700,000
Illinois Finance Authority Revenue (Northwestern Community Hospital),
Series B,
0.950%, VRD	26,610,000	26,610,000
Illinois Finance Authority Revenue (OSF Healthcare System),
Series B,
1.000%, VRD	25,000,000	25,000,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project)
1.000%, VRD	6,400,000	6,400,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center),
Series E2,
1.450%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago),
Series B,
0.920%, VRD	18,500,000	18,500,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.),
Series G,
0.990%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago),
Series C,
0.920%, VRD	34,760,000	34,760,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B,
0.910%, VRD	5,000,000	5,000,000
Series A-2B,
0.900%, VRD	5,000,000	5,000,000
Series A-2D,
0.890%, VRD	5,000,000	5,000,000

		247,170,000

Indiana — 8.57%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-5,
1.450%, VRD	25,930,000	25,930,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A,
0.920%, VRD	27,050,000	27,050,000
Series C,
0.950%, VRD	33,055,000	33,055,000

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Indiana — (concluded)
Series D,
1.010%, VRD	15,440,000	15,440,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group),
Series B,
0.930%, VRD	16,475,000	16,475,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series B,
1.450%, VRD	16,515,000	16,515,000
Indiana State Finance Authority Revenue Refunding (Trinity Health),
Series D-1,
0.900%, VRD	69,980,000	69,980,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured)
0.930%, VRD	7,500,000	7,500,000

		211,945,000

Maryland — 2.14%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute),
Series A,
0.920%, VRD	31,185,000	31,185,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured),
Series A,
0.930%, VRD	21,750,000	21,750,000

		52,935,000

Massachusetts — 1.00%
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood),
Series C,
1.480%, VRD	8,650,000	8,650,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems),
Series F3,
0.930%, VRD	16,200,000	16,200,000

		24,850,000

Michigan — 1.04%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project)
1.500%, VRD	20,100,000	20,100,000

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Michigan — (concluded)
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit),
Series F,
0.900%, VRD	5,715,000	5,715,000

		25,815,000

Minnesota — 0.41%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program),
Series B,
0.960%, VRD	1,900,000	1,900,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.920%, VRD	8,270,000	8,270,000

		10,170,000

Mississippi — 4.66%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.950%, VRD	22,980,000	22,980,000
Series A,
1.450%, VRD	16,500,000	16,500,000
Series B,
0.950%, VRD	11,185,000	11,185,000
Series C,
1.450%, VRD	20,000,000	20,000,000
Series D,
0.900%, VRD	24,000,000	24,000,000
Series G,
1.450%, VRD	20,690,000	20,690,000

		115,355,000

Missouri — 1.62%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-3,
0.930%, VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-5,
0.910%, VRD	4,000,000	4,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University),
Series B-1,
1.500%, VRD	5,000,000	5,000,000

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Missouri — (concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B,
1.450%, VRD	8,000,000	8,000,000
St. Charles County Public Water Supply District No. 2 Refunding,
Series A,
0.960%, VRD	13,175,000	13,175,000

		40,175,000

Nebraska — 1.05%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children),
Series A,
1.480%, VRD	26,070,000	26,070,000

New Hampshire — 1.80%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
Series B,
1.460%, VRD	44,510,000	44,510,000

New York — 21.98%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College),
Series A,
0.900%, VRD	3,130,000	3,130,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Subseries B-1,
0.940%, VRD	12,000,000	12,000,000
Subseries E-1,
1.400%, VRD	32,305,000	32,305,000
Subseries E-1,
1.440%, VRD	20,440,000	20,440,000
Subseries E-5,
1.440%, VRD	25,160,000	25,160,000
New York City Housing Development Corp. Revenue (Royal Properties), (FNMA Insured), Series A, 0.910%, VRD	18,200,000	18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.900%, VRD	1,200,000	1,200,000
Series BB-2,
1.490%, VRD	12,715,000	12,715,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A,
1.500%, VRD	54,305,000	54,305,000
New York City Transitional Finance Authority Future Tax Secured Revenue,

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (continued)
Series C,
0.990%, VRD	21,690,000	21,690,000
Subseries A-4,
1.420%, VRD	28,025,000	28,025,000
Subseries A-4,
1.450%, VRD	3,020,000	3,020,000
Subseries C-6,
0.920%, VRD	4,000,000	4,000,000
Subseries D-4,
1.450%, VRD	49,600,000	49,600,000
Subseries E-4,
1.500%, VRD	8,500,000	8,500,000
New York City,
Subseries B-3,
0.900%, VRD	9,500,000	9,500,000
Subseries L-4,
1.440%, VRD	38,620,000	38,620,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.920%, VRD	58,445,000	58,445,000
Series A-2,
0.950%, VRD	6,025,000	6,025,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal),
Series A,
0.910%, VRD	3,700,000	3,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University),
Series B-1,
0.900%, VRD	4,000,000	4,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series D,
0.920%, VRD	11,915,000	11,915,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series B,
1.500%, VRD	1,705,000	1,705,000
New York State Housing Finance Agency Revenue (Dock Street),
Series A,
0.980%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street),
Series A,
0.980%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract),
Series A-5,
0.920%, VRD	4,755,000	4,755,000

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University),
Series A,
0.890%, VRD	2,750,000	2,750,000
Triborough Bridge & Tunnel Authority Revenue (General),
Series B,
0.900%, VRD	8,000,000	8,000,000
Series B-3,
1.400%, VRD	9,000,000	9,000,000
Series C,
1.490%, VRD	58,460,000	58,460,000
Series C,
1.520%, VRD	6,500,000	6,500,000

		543,940,000

Ohio — 1.23%
Middletown Hospital Facilities Revenue (Atrium Medical Center),
Series B,
0.980%, VRD	24,460,000	24,460,000
Ohio (Common Schools),
Series B,
0.900%, VRD	1,270,000	1,270,000
Series D,
0.940%, VRD	4,735,000	4,735,000

		30,465,000

Oregon — 0.45%
Oregon Health & Science University Revenue,
Series C,
1.450%, VRD	11,065,000	11,065,000

Pennsylvania — 4.45%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University)
1.450%, VRD	19,500,000	19,500,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson)
1.000%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship)
1.000%, VRD	14,045,000	14,045,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding,
Series B,
0.930%, VRD	13,600,000	13,600,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University),
Second Series,
0.950%, VRD	8,900,000	8,900,000

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — (concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2,
0.930%, VRD	15,500,000	15,500,000
Series B-3,
0.990%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project),
Series B,
1.000%, VRD	20,065,000	20,065,000

		110,110,000

Rhode Island — 0.05%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology)
0.900%, VRD	1,100,000	1,100,000

South Carolina — 0.82%
Charleston County School District General Obligation,
Series B,
5.000%, due 05/15/19	10,000,000	10,255,067
Richland County General Obligation Unlimited Notes
3.000%, due 02/27/19	10,000,000	10,070,000

		20,325,067

Tennessee — 2.49%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project),
Series A,
1.000%, VRD	2,100,000	2,100,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool)
1.530%, VRD	33,700,000	33,700,000
1.530%, VRD	17,400,000	17,400,000
Sevier County Public Building Authority (Local Government Public Improvement),
Series B-1,
0.970%, VRD	8,500,000	8,500,000

		61,700,000

Texas — 9.27%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
1.540%, VRD	37,180,000	37,180,000
Subseries C-2,
1.540%, VRD	33,170,000	33,170,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Series A-1,
1.540%, VRD	1,005,000	1,005,000
Series A-2,
1.540%, VRD	29,105,000	29,105,000
Harris County Hospital District Revenue Refunding (Senior Lien)
0.980%, VRD	1,860,000	1,860,000
Texas State, Revenue Bonds
4.000%, due 08/30/18	61,335,000	61,479,294
Texas State, Veteran Bonds
1.000%, VRD	45,560,000	45,560,000
University of Texas University Revenues (Financing Systems),
Series B,
0.900%, VRD	5,930,000	5,930,000
University of Texas University Revenues Refunding (Financing System),
Series B,
0.830%, VRD	14,000,000	14,000,000

		229,289,294

Utah — 0.56%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
1.480%, VRD	13,720,000	13,720,000

Virginia — 2.54%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.900%, VRD	29,885,000	29,885,000
Series D,
0.920%, VRD	33,055,000	33,055,000

		62,940,000

Washington — 0.04%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace)
0.950%, VRD	950,000	950,000

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Wisconsin — 1.00%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.),
Series D,
0.900%, VRD	24,650,000	24,650,000

Total municipal bonds and notes (cost — $2,259,909,796)		2,259,909,796

Tax-exempt commercial paper — 9.23%
California — 0.48%
San Diego County Water Authority
1.450%, due 09/05/18	12,000,000	12,000,000

Connecticut — 0.60%
Yale University
1.250%, due 08/01/18	15,000,000	15,000,000

District of Columbia — 0.52%
Washington D.C. Metropolitan Airport Authority
1.300%, due 08/23/18	10,000,000	10,000,000

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (continued)
District of Columbia — (concluded)
1.260%, due 08/23/18	2,800,000	2,800,000

		12,800,000

Florida — 0.40%
Miami-Dade County Water & Sewer Revenue
1.370%, due 09/05/18	10,000,000	10,000,000

Illinois — 0.61%
Illinois Educational Facilities Authority Revenue
1.250%, due 08/01/18	15,000,000	15,000,000

Minnesota — 0.65%
University of Minnesota
1.300%, due 09/06/18	16,000,000	16,000,000

New York — 1.70%
New York State Power Authority
1.240%, due 08/01/18	20,100,000	20,100,000
1.060%, due 08/16/18	22,000,000	22,000,000

		42,100,000

Ohio — 0.94%
Cleveland Clinic
1.440%, due 08/23/18	8,300,000	8,300,000
1.320%, due 09/12/18	10,000,000	10,000,000
1.220%, due 09/19/18	5,000,000	5,000,000

		23,300,000

Pennsylvania — 0.78%
Montgomery County
1.220%, due 08/02/18	10,000,000	10,000,000
1.130%, due 08/07/18	3,250,000	3,250,000

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Pennsylvania — (concluded)
1.120%, due 08/13/18	6,000,000	6,000,000

		19,250,000

Texas — 2.55%
Lower Colorado River Authority Revenue
1.320%, due 08/20/18	21,099,000	21,099,000
Methodist Hospital
1.400%, due 09/05/18	5,000,000	5,000,000
University of Texas
1.240%, due 11/01/18	10,000,000	10,000,000
1.270%, due 08/03/18	6,000,000	6,000,000
2.000%, due 08/08/18	6,000,000	6,000,000
1.400%, due 08/02/18	15,000,000	15,000,000

		63,099,000

Total tax-exempt commercial paper (cost — $228,549,000)		228,549,000

Total investments (cost — $2,488,458,796 which approximates cost for federal income tax purposes) — 100.56%		2,488,458,796
Liabilities in excess of other assets — (0.56)%		(13,964,146)

Net assets — 100.00%		$2,474,494,650

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	2,259,909,796	—	2,259,909,796
Tax-exempt commercial paper	—	228,549,000	—	228,549,000
Total	—	2,488,458,796	—	2,488,458,796

At July 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 11 days.

Tax-Free Master Fund

Schedule of investments — July 31, 2018 (unaudited)

Portfolio footnote

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $34,900,000, represented 1.41% of the Fund’s net assets at period end.

Schedule of investments — July 31, 2018 (unaudited)

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of July 31, 2018 and reset periodically.

Master Trust

Valuation of investments:

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated April 30, 2018.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date: October 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date: October 1, 2018

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President and Treasurer

Date: October 1, 2018